UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08229
______________________________________________

UBS Index Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: May 31

Date of reporting period: February 28, 2007

Item 1. Schedule of Investments

UBS S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2007 (unaudited)

Common stocks—99.76%
	Number of
Security description	shares	Value ($)

Aerospace & defense—2.49%
Boeing Co.	13,300	1,160,691

General Dynamics Corp.	6,600	504,636

Goodrich Corp.	2,300	112,815

Honeywell International, Inc.	13,400	622,296

L-3 Communications Holdings, Inc.	2,200	191,620

Lockheed Martin Corp.	5,900	573,952

Northrop Grumman Corp.	5,600	402,360

Raytheon Co.	7,400	396,270

Rockwell Collins, Inc.	2,900	189,892

United Technologies Corp.	16,800	1,102,584

		5,257,116

Air freight & couriers—0.90%
FedEx Corp.	5,100	582,318

Ryder System, Inc.	1,000	51,440

United Parcel Service, Inc., Class B	18,000	1,263,420

		1,897,178

Airlines—0.09%
Southwest Airlines Co.	13,200	199,716

Auto components—0.17%
Goodyear Tire & Rubber Co.*	2,400	59,088

Johnson Controls, Inc.	3,300	309,540

		368,628

Automobiles—0.26%
Ford Motor Co.[1]	32,500	257,400

General Motors Corp.	9,400	300,048

		557,448

Banks—6.85%
Bank of America Corp.	74,522	3,765,499

Bank of New York Co., Inc.	13,100	532,122

BB&T Corp.	9,100	386,568

Comerica, Inc.	2,700	163,053

Commerce Bancorp, Inc.	3,200	106,944

Compass Bancshares, Inc.	2,000	138,020

Fifth Third Bancorp	9,300	374,604

First Horizon National Corp.	2,200	94,930

Hudson City Bancorp, Inc.	7,900	105,860

Huntington Bancshares, Inc.	3,700	85,655

KeyCorp	7,000	264,180

M&T Bank Corp.	1,300	155,896

	Number of
Security description	shares	Value ($)

Banks
Marshall & Ilsley Corp.	4,200	199,626

Mellon Financial Corp.	7,300	317,039

National City Corp.	9,700	367,145

Northern Trust Corp.	3,200	192,960

PNC Financial Services Group	5,100	373,881

Regions Financial Corp.	12,223	437,828

Sovereign Bancorp, Inc.	6,035	152,504

SunTrust Banks, Inc.	5,900	497,429

Synovus Financial Corp.	5,400	174,798

US Bancorp, Inc.	29,500	1,051,970

Wachovia Corp.	31,348	1,735,739

Washington Mutual, Inc.	15,603	672,177

Wells Fargo & Co.	55,800	1,936,260

Zions Bancorp	1,900	162,222

		14,444,909

Beverages—2.05%
Anheuser-Busch Cos., Inc.	12,800	628,224

Brown-Forman Corp., Class B	1,300	85,150

Coca-Cola Co.	34,000	1,587,120

Coca-Cola Enterprises, Inc.	4,400	88,396

Constellation Brands, Inc., Class A*	3,300	77,418

Molson Coors Brewing Co., Class B	800	67,552

Pepsi Bottling Group, Inc.	2,200	68,200

PepsiCo, Inc.	27,300	1,723,995

		4,326,055

Biotechnology—1.33%
Amgen, Inc.*	19,500	1,253,070

Biogen Idec, Inc.*	5,800	262,102

Celgene Corp.*	6,300	335,790

Genzyme Corp.*	4,300	265,740

Gilead Sciences, Inc.*	7,700	551,012

Medimmune, Inc.*	4,100	130,831

		2,798,545

Building products—0.17%
American Standard Cos., Inc.	2,900	153,671

Masco Corp.	6,700	199,995

		353,666

UBS S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2007 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Chemicals—1.53%
Air Products & Chemicals, Inc.	3,700	276,834

Dow Chemical Co.	15,600	683,280

Eastman Chemical Co.	1,200	70,944

Ecolab, Inc.	3,200	135,360

E.I. du Pont de Nemours & Co.	15,400	781,550

International Flavors & Fragrances, Inc.	1,100	51,480

Monsanto Co.	9,200	484,748

PPG Industries, Inc.	2,900	192,125

Praxair, Inc.	5,500	339,295

Rohm & Haas Co.	2,600	137,436

Sigma-Aldrich Corp.	2,000	82,000

		3,235,052

Commercial services & supplies—1.25%
Allied Waste Industries, Inc.*	4,000	51,280

Apollo Group, Inc., Class A*	2,300	108,767

Automatic Data Processing, Inc.	9,400	468,026

Avery Dennison Corp.	1,500	99,690

Cintas Corp.	2,200	88,836

Donnelley, R. R. & Sons Co.	3,800	137,484

Equifax, Inc.	2,000	77,440

First Data Corp.	13,200	336,996

Fiserv, Inc.*	2,800	148,288

H&R Block, Inc.	5,200	113,256

Monster Worldwide, Inc.*	2,200	109,692

Paychex, Inc.	5,700	231,591

Pitney Bowes, Inc.	3,900	186,069

Robert Half International, Inc.	2,900	113,303

Sabre Holdings Corp.	2,200	71,126

Waste Management, Inc.	8,600	292,830

		2,634,674

Communications equipment—2.59%
ADC Telecommunications, Inc.*	2,385	39,162

Avaya, Inc.*	7,900	97,012

CIENA Corp.*	1,300	40,912

Cisco Systems, Inc.*	101,600	2,635,504

Corning, Inc.*	25,700	530,191

	Number of
Security description	shares	Value ($)

Communications equipment
Juniper Networks, Inc.*	9,000	170,190

Motorola, Inc.	40,300	746,356

Qualcomm, Inc.	27,700	1,115,756

Tellabs, Inc.*	8,000	83,840

		5,458,923

Computers & peripherals—3.64%
Apple Computer, Inc.*	14,100	1,193,001

Dell, Inc.*	37,500	856,875

EMC Corp.*	36,900	514,755

Hewlett-Packard Co.	45,800	1,803,604

International Business Machines Corp.	25,100	2,334,551

Lexmark International, Inc.*	1,700	102,952

NCR Corp.*	2,900	133,980

Network Appliance, Inc.*	6,200	239,754

SanDisk Corp.*	3,500	127,470

Sun Microsystems, Inc.*	60,000	367,800

		7,674,742

Construction & engineering—0.06%
Fluor Corp.	1,600	135,152

Construction materials—0.09%
Vulcan Materials Co.	1,600	186,384

Containers & packaging—0.16%
Ball Corp.	1,500	69,450

Pactiv Corp.*	2,300	74,060

Sealed Air Corp.	1,500	96,660

Temple-Inland, Inc.	1,700	101,660

		341,830

Diversified financials—9.15%
American Express Co.	20,200	1,148,774

Ameriprise Financial, Inc.	4,260	249,040

Bear Stearns Cos., Inc.	2,000	304,480

Capital One Financial Corp.	6,849	527,921

Charles Schwab Corp.	17,000	314,160

Chicago Mercantile Exchange Holdings, Inc.	600	323,478

CIT Group, Inc.	3,300	186,351

Citigroup, Inc.	81,500	4,107,600

Countrywide Financial Corp.	9,800	375,144

UBS S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2007 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Diversified financials
E*TRADE Financial Corp.*	7,100	163,939

Federal Home Loan Mortgage Corp.	11,600	744,488

Federal National Mortgage Association	16,100	913,353

Fidelity National Information Services, Inc.	2,700	124,065

Franklin Resources, Inc.	2,700	316,953

Goldman Sachs Group, Inc.	7,100	1,431,360

Janus Capital Group, Inc.	3,300	70,125

J.P. Morgan Chase & Co.	57,900	2,860,260

Legg Mason, Inc.	2,100	215,754

Lehman Brothers Holdings, Inc.	9,000	659,700

Merrill Lynch & Co., Inc.	14,700	1,230,096

Moody’s Corp.	3,900	252,408

Morgan Stanley & Co., Inc.	17,500	1,311,100

Principal Financial Group, Inc.	4,600	280,094

SLM Corp.	6,900	294,078

State Street Corp.	5,700	373,407

T. Rowe Price Group, Inc.	4,500	209,520

Western Union Co.	13,200	286,044

		19,273,692

Diversified telecommunication services—3.66%
ALLTEL Corp.	6,500	393,835

AT&T, Inc.	103,915	3,824,072

CenturyTel, Inc.	1,900	85,025

Citizens Communications Co.	6,000	90,420

Embarq Corp.	2,694	149,127

JDS Uniphase Corp.*	3,975	64,435

Qwest Communications International, Inc.*	25,600	227,328

Sprint Corp.[1]	48,299	931,205

Verizon Communications	48,300	1,807,869

Windstream Corp.	8,634	129,942

		7,703,258

Electric utilities—2.93%
Allegheny Energy, Inc.*	2,800	132,272

Ameren Corp.	3,500	182,805

American Electric Power Co., Inc.	6,300	282,618

CMS Energy Corp.	4,300	75,035

Consolidated Edison, Inc.	4,300	208,894

	Number of
Security description	shares	Value ($)

Electric utilities
Constellation Energy Group, Inc.	3,100	243,877

Dominion Resources, Inc.	5,900	504,627

DTE Energy Co.	2,800	129,640

Edison International, Inc.	5,600	262,752

Entergy Corp.	3,600	355,320

Exelon Corp.	11,300	745,009

FirstEnergy Corp.	5,400	337,878

FPL Group, Inc.	7,100	419,397

PG&E Corp.	5,700	264,594

Pinnacle West Capital Corp.	1,600	75,872

PPL Corp.	6,400	243,328

Progress Energy, Inc.[2]	5,000	205,212

Public Service Enterprise Group, Inc.	4,100	307,090

Southern Co.	12,500	447,500

TECO Energy, Inc.	4,100	68,757

TXU Corp.	7,900	522,585

Xcel Energy, Inc.	6,900	163,047

		6,178,109

Electrical equipment—0.46%
Cooper Industries Ltd., Class A	1,400	128,436

Emerson Electric Co.	13,500	581,715

Molex, Inc.	2,300	67,459

Rockwell Automation, Inc.	3,000	186,270

		963,880

Electronic equipment & instruments—0.41%
Agilent Technologies, Inc.*	7,100	225,212

Jabil Circuit, Inc.	3,400	90,848

PerkinElmer, Inc.	1,700	40,290

Sanmina-SCI Corp.*	11,000	40,810

Solectron Corp.*	14,900	47,978

Tektronix, Inc.	1,100	31,471

Thermo Electron Corp.*	6,600	298,782

Waters Corp.*	1,600	86,816

		862,207

Energy equipment & services—1.74%
Baker Hughes, Inc.	5,300	345,083

BJ Services Co.	5,100	136,629

ENSCO International, Inc.	2,400	120,264

UBS S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2007 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Energy equipment & services
Halliburton Co.	16,700	515,696

Nabors Industries, Inc.*	5,200	155,792

National-Oilwell Varco, Inc.*	3,000	208,920

Noble Corp.	2,200	154,484

Rowan Cos., Inc.	1,900	58,197

Schlumberger Ltd.	19,600	1,230,880

Smith International, Inc.	3,300	135,300

Transocean Sedco Forex, Inc.*	4,900	375,732

Weatherford International Ltd.*	5,700	228,855

		3,665,832

Food & drug retailing—1.11%
CVS Corp.	14,000	439,740

Kroger Co.	12,400	318,308

Safeway, Inc.	7,100	245,447

SUPERVALU, Inc.	3,537	130,728

Sysco Corp.	10,200	336,192

Walgreen Co.	16,800	751,128

Whole Foods Market, Inc.	2,400	114,648

		2,336,191

Food products—1.12%
Archer-Daniels-Midland Co.	10,500	360,990

Campbell Soup Co.	3,800	155,154

ConAgra Foods, Inc.	8,600	216,978

Dean Foods Co.*	2,200	99,088

General Mills, Inc.	5,700	321,252

Heinz, H.J. & Co.	5,700	261,459

Kellogg Co.	4,100	204,672

McCormick & Co., Inc.	2,400	91,896

Sara Lee Corp.	12,500	205,750

The Hershey Co.	3,000	158,640

Tyson Foods, Inc., Class A	4,900	89,425

Wm. Wrigley Jr. Co.	3,725	185,505

		2,350,809

Gas utilities—0.50%
Integrys Energy Group, Inc.	1,200	66,484

KeySpan Corp.	3,100	127,224

Kinder Morgan, Inc.	1,900	200,944

NiSource, Inc.	5,100	121,329

	Number of
Security description	shares	Value ($)

Gas utilities
Sempra Energy	4,400	264,220

Spectra Energy Corp.*	10,446	268,776

		1,048,977

Health care equipment & supplies—1.74%
Applera Corp. - Applied Biosystems Group	3,100	95,728

Bausch & Lomb, Inc.	700	36,582

Baxter International, Inc.	10,900	545,109

Becton, Dickinson and Co.	4,000	303,960

Biomet, Inc.	4,100	173,553

Boston Scientific Corp.*	20,015	326,445

C.R. Bard, Inc.	1,700	135,660

Medtronic, Inc.	19,000	956,840

Millipore Corp.*	800	57,216

Patterson Cos., Inc.*	2,600	86,788

St. Jude Medical, Inc.*	5,700	226,005

Stryker Corp.[1]	5,000	310,100

Varian Medical Systems, Inc.*	1,800	82,710

Zimmer Holdings, Inc.*	4,000	337,320

		3,674,016

Health care providers & services—2.41%
Aetna, Inc.	8,700	385,149

AmerisourceBergen Corp.	3,500	184,345

Cardinal Health, Inc.	6,600	462,594

Caremark Rx, Inc.	7,200	443,448

CIGNA Corp.	1,800	256,500

Coventry Health Care, Inc.*	2,500	136,050

Express Scripts, Inc.*	2,300	173,443

Health Management Associates, Inc., Class A	4,400	87,824

Humana, Inc.*	2,900	173,536

IMS Health, Inc.	3,300	95,304

Laboratory Corp. of America Holdings*	2,100	167,475

Manor Care, Inc.	1,200	64,296

McKesson Corp.	5,000	278,800

Quest Diagnostics, Inc.	2,800	142,856

Tenet Healthcare Corp.[1],*	8,000	54,640

UBS S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2007 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Health care providers & services
UnitedHealth Group, Inc.	22,400	1,169,280

WellPoint, Inc.*	10,200	809,778

		5,085,318

Hotels, restaurants & leisure—1.61%
Carnival Corp.	7,600	352,792

Darden Restaurants, Inc.	2,700	110,592

Harrah’s Entertainment, Inc.	3,200	270,368

Hilton Hotels Corp.	6,500	229,450

International Game Technology	5,400	222,750

Marriott International, Inc., Class A	5,600	268,296

McDonald’s Corp.	20,400	891,888

Starbucks Corp.[1],*	12,300	380,070

Starwood Hotels & Resorts Worldwide, Inc., Class B	3,500	230,300

Wendy’s International, Inc.	1,800	57,762

Wyndham Worldwide Corp.*	3,540	124,608

Yum! Brands, Inc.	4,300	249,142

		3,388,018

Household durables—0.61%
Black & Decker Corp.	1,200	101,124

Centex Corp.	1,900	88,084

D.R. Horton, Inc.	4,200	106,554

Fortune Brands, Inc.	2,600	209,040

Harman International Industries, Inc.	1,200	118,992

KB HOME	1,400	69,440

Leggett & Platt, Inc.	2,700	64,314

Lennar Corp., Class A	2,100	103,404

Newell Rubbermaid, Inc.	4,700	143,914

Pulte Homes, Inc.	3,400	100,504

Stanley Works	1,200	66,684

Whirlpool Corp.[1]	1,300	114,673

		1,286,727

Household products—2.19%
Clorox Co.	2,700	171,072

Colgate-Palmolive Co.	8,700	586,032

Kimberly Clark Corp.	7,600	517,636

Procter & Gamble Co.	52,552	3,336,526

		4,611,266

	Number of
Security description	shares	Value ($)

Industrial conglomerates—3.92%
3M Co.	12,300	911,184

General Electric Co.	171,100	5,974,812

Reynolds American, Inc.	2,900	177,045

Textron, Inc.	2,000	184,580

Tyco International Ltd.	33,200	1,023,556

		8,271,177

Insurance—4.71%
ACE Ltd.	5,600	314,496

AFLAC, Inc.	8,200	387,040

Allstate Corp.	10,500	630,630

Ambac Financial Group, Inc.	1,800	157,752

American International Group, Inc.	43,300	2,905,430

AON Corp.	5,300	199,545

Chubb Corp.	6,700	342,035

Cincinnati Financial Corp.	2,965	128,147

Genworth Financial, Inc., Class A	7,300	258,201

Hartford Financial Services Group, Inc.	5,200	491,712

Lincoln National Corp.	4,845	330,187

Loews Corp.	7,500	325,800

Marsh & McLennan Cos., Inc.	9,500	279,490

MBIA, Inc.	2,300	152,881

Metlife, Inc.	12,500	789,375

MGIC Investment Corp.	1,500	90,525

Progressive Corp.	12,300	282,039

Prudential Financial, Inc.	8,000	727,520

SAFECO Corp.	1,700	113,424

The Travelers Cos., Inc.	11,600	588,816

Torchmark Corp.	1,600	102,272

UnumProvident Corp.	5,500	117,755

XL Capital Ltd., Class A	3,000	213,000

		9,928,072

Internet & catalog retail—0.39%
Amazon.com, Inc.*	5,000	195,700

eBay, Inc.*	19,300	618,758

		814,458

Internet software & services—1.19%
Google, Inc., Class A*	3,600	1,618,020

IAC/InterActiveCorp*	3,900	152,880

UBS S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2007 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Internet software & services
VeriSign, Inc.*	3,800	96,140

Yahoo!, Inc.*	20,500	632,630

		2,499,670

IT consulting & services—0.34%
Affiliated Computer Services, Inc.*	1,500	77,955

Cognizant Technology Solutions Corp., Class A*	2,000	180,400

Computer Sciences Corp.*	2,800	148,204

Electronic Data Systems Corp.	8,800	246,576

Unisys Corp.*	7,300	61,977

		715,112

Leisure equipment & products—0.34%
Brunswick Corp.	1,600	52,240

Eastman Kodak Co.	4,400	105,072

Harley-Davidson, Inc.	4,400	289,960

Hasbro, Inc.	3,100	87,699

Mattel, Inc.	6,800	176,868

		711,839

Machinery—1.56%
Caterpillar, Inc.	10,800	695,736

Cummins, Inc.	800	107,744

Danaher Corp.	3,800	272,232

Deere & Co.	4,000	433,680

Dover Corp.	3,600	172,044

Eaton Corp.	2,500	202,525

Illinois Tool Works, Inc.	7,400	382,580

Ingersoll Rand Co., Class A	5,000	216,550

ITT Industries, Inc.	3,200	189,504

PACCAR, Inc.	4,350	302,282

Pall Corp.	2,400	82,992

Parker-Hannifin Corp.	2,000	164,780

Terex Corp.*	1,000	65,840

		3,288,489

Media—3.62%
CBS Corp., Class B	13,200	400,620

Clear Channel Communications, Inc.	8,400	303,912

Comcast Corp., Class A*	52,350	1,346,442

E.W. Scripps Co., Class A	1,400	63,490

Gannett Co., Inc.	4,200	257,292

	Number of
Security description	shares	Value ($)

Media
Interpublic Group Cos., Inc.*	7,000	88,130

McGraw-Hill Cos., Inc.	6,200	400,582

New York Times Co., Class A1	2,300	56,879

News Corp., Class A	39,100	880,923

Omnicom Group, Inc.	3,000	310,830

The DIRECTV Group, Inc.*	12,700	286,512

Time Warner, Inc.	66,800	1,359,380

Tribune Co.	3,000	90,090

Univision Communications, Inc., Class A*	4,300	154,800

Viacom Inc., Class B*	11,500	448,960

Walt Disney Co.	34,200	1,171,692

		7,620,534

Metals & mining—1.13%
Alcoa, Inc.	14,300	477,763

Allegheny Technologies, Inc.	1,800	184,410

Consol Energy, Inc.	3,000	107,010

Freeport-McMoRan Copper & Gold, Inc., Class B	3,400	195,194

Newmont Mining Corp.	7,400	333,518

Nucor Corp.	5,000	304,350

Peabody Energy Corp.	4,200	169,680

Phelps Dodge Corp.	3,500	437,185

United States Steel Corp.	2,000	177,240

		2,386,350

Multi-line retail—2.38%
Costco Wholesale Corp.	7,700	430,353

Dollar General Corp.	6,000	101,280

Family Dollar Stores, Inc.	2,900	84,013

Federated Department Stores, Inc.	8,712	389,078

J.C. Penney Co., Inc. (Holding Co.)	3,800	308,218

Kohl’s Corp.[1],*	5,500	379,445

Nordstrom, Inc.	3,600	191,124

Sears Holdings Corp.*	1,458	262,804

Target Corp.	14,300	879,879

Wal-Mart Stores, Inc.	41,100	1,985,130

		5,011,324

UBS S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2007 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Multi-utilities—0.53%
AES Corp.*	11,400	243,048

Centerpoint Energy, Inc.	4,700	83,848

Duke Energy Corp.	20,892	411,363

Questar Corp.	1,300	109,382

Williams Cos., Inc.	10,100	272,397

		1,120,038

Office electronics—0.13%
Xerox Corp.*	16,000	276,320

Oil & gas—7.48%
Anadarko Petroleum Corp.	7,700	309,771

Apache Corp.	5,500	376,915

Ashland, Inc.	1,100	72,138

Chesapeake Energy Corp.	6,600	201,234

Chevron Corp.	36,463	2,501,726

ConocoPhillips, Inc.	27,521	1,800,424

Devon Energy Corp.	7,300	479,683

El Paso Corp.	11,100	159,618

EOG Resources, Inc.	4,300	291,282

Exxon Mobil Corp.	97,100	6,960,128

Hess Corp.	4,100	217,505

Marathon Oil Corp.	5,830	529,014

Murphy Oil Corp.	3,000	155,460

Occidental Petroleum Corp.	14,300	660,374

Sunoco, Inc.	2,200	141,944

Valero Energy Corp.	10,100	582,265

XTO Energy, Inc.	6,433	332,329

		15,771,810

Paper & forest products—0.35%
International Paper Co.	8,000	288,080

MeadWestvaco Corp.	3,200	97,440

Weyerhaeuser Co.	4,000	343,480

		729,000

Personal products—0.17%
Avon Products, Inc.	7,400	271,284

Estee Lauder Cos., Inc., Class A	1,900	90,972

		362,256

Pharmaceuticals—6.51%
Abbott Laboratories	25,500	1,392,810

Allergan, Inc.	2,600	290,446

	Number of
Security description	shares	Value ($)

Pharmaceuticals
Barr Pharmaceuticals, Inc.*	1,700	90,100

Bristol-Myers Squibb Co.	32,600	860,314

Eli Lilly & Co.	16,200	852,768

Forest Laboratories, Inc.*	5,300	274,328

Hospira, Inc.*	2,900	110,983

Johnson & Johnson	48,300	3,045,315

King Pharmaceuticals, Inc.*	4,300	80,195

Medco Health Solutions, Inc.*	4,700	317,767

Merck & Co., Inc.	36,300	1,603,008

Mylan Laboratories, Inc.	3,400	71,978

Pfizer, Inc.	119,700	2,987,712

Schering-Plough Corp.	25,300	594,044

Watson Pharmaceuticals, Inc.*	1,900	50,084

Wyeth	22,300	1,090,916

		13,712,768

Real estate—1.24%
Apartment Investment & Management Co., Class A	1,700	100,062

Archstone-Smith Trust[1]	3,600	203,076

AvalonBay Communities, Inc.	1,100	151,316

Boston Properties, Inc.	1,900	228,190

CB Richard Ellis Group, Inc., Class A*	2,900	96,628

Equity Residential Properties Trust	5,200	264,108

Kimco Realty Corp.	3,800	190,988

Plum Creek Timber Co., Inc.[1]	3,000	118,980

ProLogis	4,200	277,746

Public Storage, Inc.	2,000	202,540

Realogy Corp.*	3,725	110,186

Simon Property Group, Inc.	3,700	417,138

Vornado Realty Trust	2,000	254,400

		2,615,358

Road & rail—0.72%
Burlington Northern Santa Fe, Inc.	6,000	475,140

CSX Corp.	7,600	286,292

Norfolk Southern Corp.	6,800	322,320

Union Pacific Corp.	4,400	433,972

		1,517,724

UBS S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2007 (unaudited)

Common stocks—(concluded)
	Number of
Security description	shares	Value ($)

Semiconductor equipment & products—2.47%
Advanced Micro Devices, Inc.*	7,900	118,974

Altera Corp.*	5,700	120,327

Analog Devices, Inc.	5,700	206,625

Applied Materials, Inc.	23,500	436,395

Broadcom Corp., Class A*	8,050	274,424

Intel Corp.	96,300	1,911,555

KLA-Tencor Corp.	3,300	170,742

Linear Technology Corp.	4,600	152,674

LSI Logic Corp.*	6,800	68,952

Maxim Integrated Products, Inc.	5,100	167,025

Micron Technology, Inc.[1],*	12,600	149,436

National Semiconductor Corp.	5,100	130,662

Novellus Systems, Inc.*	2,400	77,280

NVIDIA Corp.*	6,200	192,200

PMC-Sierra, Inc.*	3,900	26,325

QLogic Corp.*	2,800	49,252

Teradyne, Inc.*	2,600	41,912

Texas Instruments, Inc.	24,800	767,808

Xilinx, Inc.	5,600	143,472

		5,206,040

Software—3.26%
Adobe Systems, Inc.*	9,700	380,725

Autodesk, Inc.*	3,900	160,485

BMC Software, Inc.*	3,300	101,838

CA, Inc.	6,700	174,535

Citrix Systems, Inc.*	3,400	109,480

Compuware Corp.*	5,300	48,495

Electronic Arts, Inc.*	5,300	267,226

Intuit, Inc.*	5,700	168,207

Microsoft Corp.	143,412	4,039,916

Novell, Inc.*	4,700	31,114

Oracle Corp.*	67,000	1,100,810

Symantec Corp.[1],*	17,106	292,513

		6,875,344

	Number of
Security description	shares	Value ($)

Specialty retail—2.02%
AutoNation, Inc.*	2,576	56,569

AutoZone, Inc.*	800	100,232

Bed, Bath & Beyond, Inc.*	4,700	187,483

Best Buy Co., Inc.	6,800	315,996

Circuit City Stores-Circuit City Group	2,200	41,866

Gap, Inc.	8,400	161,196

Home Depot, Inc.	34,100	1,350,360

Limited Brands	5,800	160,544

Lowe’s Cos., Inc.	25,400	827,024

Office Depot, Inc.*	4,900	163,464

OfficeMax, Inc.	1,400	72,660

RadioShack Corp.	2,600	64,922

Sherwin-Williams Co.	1,800	119,790

Staples, Inc.	12,200	317,444

Tiffany & Co.	2,200	95,788

TJX Cos., Inc.	7,700	211,750

		4,247,088

Textiles & apparel—0.45%
Coach, Inc.*	6,100	287,920

Jones Apparel Group, Inc.	2,300	75,716

Liz Claiborne, Inc.	1,900	85,500

Nike, Inc., Class B	3,200	334,304

Polo Ralph Lauren Corp.	800	69,584

V. F. Corp.	1,300	103,753

		956,777

Tobacco—1.47%
Altria Group, Inc.	35,000	2,949,800

UST, Inc.	2,500	145,150

		3,094,950

Trading companies & distributors—0.11%
Genuine Parts Co.	2,700	131,490

W.W. Grainger, Inc.	1,200	92,580

		224,070

Total common stocks (cost—$155,851,233)		210,254,886

UBS S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Short-term US government obligations[3]—0.05%
105	US Treasury Bills (cost—$103,301)	06/28/07	4.860 to 4.965[4]	103,301

Number of
shares
(000)

Investments of cash collateral from securities loaned—0.81%
Money market funds[5]—0.43%
0[6]	AIM Liquid Assets Money Market Portfolio		5.201	10

2	AIM Prime Money Market Portfolio		5.200	2,183

904	UBS Private Money Market Fund LLC[7]		5.239	904,230

Total money market funds (cost—$906,423)				906,423

Principal amount (000) ($)

Repurchase agreement—0.38%
800	Repurchase agreement dated 02/28/07 with Barclays Bank PLC, collateralized by $849,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 12/07/07; (value—$816,059); proceeds: $800,118 (cost—$800,000)	03/01/07	5.310	800,000

Total investments of cash collateral from securities loaned (cost—$1,706,423)				1,706,423

Total investments[8,9,10] (cost—$157,660,957)—100.62%				212,064,610

Liabilities in excess of other assets—(0.62)%				(1,316,668)

Net assets—100.00%				210,747,942

*	Non-income producing security.
1	Security, or portion thereof, was on loan at February 28, 2007.
2	Includes 800 Contingent Value Obligations, which are considered illiquid and are fair valued at zero by a valuation committee under the direction of the board of trustees.
3	Entire amount delivered to broker as collateral for futures transactions.
4	Interest rates shown are the discount rates at date of purchase.
5	Rates shown reflect yield at February 28, 2007.
6	Amount represents less than 500 shares.
7	The table below details the Fund’s transaction activity in an affiliated issuer for the nine months ended February 28, 2007.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		nine months	nine months		the nine months
	Value at	ended	ended	Value at	ended
Security description	05/31/06 ($)	02/28/07 ($)	02/28/07 ($)	02/28/07 ($)	02/28/07 ($)

UBS Private Money Market Fund LLC	870,468	42,919,488	42,885,726	904,230	848

UBS S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2007 (unaudited)

8	Includes $2,563,098 of investments in securities on loan, at value. The custodian for the Fund held cash and cash equivalents as collateral for securities loaned of $1,706,423. In addition, the Fund held US Government securities having an aggregate value of $909,075 as collateral for portfolio securities loaned as follows:

Principal
amount		Maturity	Interest
(000) ($)		date	rate (%)	Value ($)

884	US Treasury Inflation Index Notes	04/15/10	0.875	909,075

9	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at February 28, 2007 were $59,590,223 and $5,186,570 respectively, resulting in net unrealized appreciation of investments of $54,403,653.

10	The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Futures contracts

Number of		Expiration		Current	Unrealized
contracts	Buy contracts	date	Cost ($)	value ($)	depreciation ($)

2	S&P 500 Index Futures	March 2007	727,157	704,450	(22,707)

Issuer breakdown by country of origin	Percentage of total investments (%)

United States	97.9

Bermuda	0.8

Netherlands Antilles	0.6

Cayman Islands	0.5

Panama	0.2

Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated November 30, 2006.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Index Trust

By:     /s/ Kai R. Sotorp
           Kai R. Sotorp
           President

Date:  April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Kai R. Sotorp
           Kai R. Sotorp
           President

Date:  April 27, 2007

By:     /s/ Thomas Disbrow
           Thomas Disbrow
           Vice President and Treasurer

Date:  April 27, 2007